Investment Objectives and Goals	Feb. 28, 2025
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Objective, Primary [Text Block]

The Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE RAFITM Developed ex US Mid Small 1500 Index (the “Underlying Index”).

Invesco FTSE RAFI Developed Markets ex-U.S. ETF | Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
Objective, Primary [Text Block]

The Invesco FTSE RAFI Developed Markets ex-U.S. ETF (the "Fund") seeks to track the investment results (before fees and expenses) of the FTSE RAFITM Developed ex U.S. 1000 Index (the “Underlying Index”).

Invesco FTSE RAFI Emerging Markets ETF | Invesco FTSE RAFI Emerging Markets ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco RAFI Emerging Markets ETF (PXH)
Objective, Primary [Text Block]	The Invesco FTSE RAFI Emerging Markets ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FTSE RAFITM Emerging Index (the “Underlying Index”).